SEI INSTITUTIONAL MANAGED TRUST

U.S. Managed Volatility Fund
Tax-Managed Managed Volatility Fund

Supplement Dated December 3, 2010
to the Class A Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Advisers for the U.S. Managed Volatility Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the U.S. Managed Volatility Fund.

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the U.S. Managed Volatility Fund, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
LSV Asset Management	Josef Lakonishok	Since 2010	Partner, Chief Executive Officer, Chief Investment Officer, Portfolio Manager

	Menno Vermeulen	Since 2010	Partner, Portfolio Manager, Senior Quantitative Analyst

	Puneet Mansharamani	Since 2010	Partner, Portfolio Manager, Senior Quantitative Analyst

In addition, in the sub-section entitled "U.S. Managed Volatility Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

LSV Asset Management: LSV Asset Management (LSV), located at 155 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the U.S. Managed Volatility Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the U.S. Managed Volatility's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

There are no other changes in the portfolio management of the U.S. Managed Volatility Fund.

Change in Sub-Advisers for the Tax-Managed Managed Volatility Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Tax-Managed Managed Volatility Fund.

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Tax-Managed Managed Volatility Fund, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
LSV Asset Management	Josef Lakonishok	Since 2010	Partner, Chief Executive Officer, Chief Investment Officer, Portfolio Manager

	Menno Vermeulen	Since 2010	Partner, Portfolio Manager, Senior Quantitative Analyst

	Puneet Mansharamani	Since 2010	Partner, Portfolio Manager, Senior Quantitative Analyst

In addition, in the sub-section entitled "Tax-Managed Managed Volatility Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

LSV Asset Management: LSV Asset Management (LSV), located at 155 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Tax-Managed Managed Volatility Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the Tax-Managed Managed Volatility's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

There are no other changes in the portfolio management of the Tax-Managed Managed Volatility Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-704 (12/10)

SEI INSTITUTIONAL MANAGED TRUST

U.S. Managed Volatility Fund
Tax-Managed Managed Volatility Fund

Supplement Dated December 3, 2010
to the Class G Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Advisers for the U.S. Managed Volatility Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the U.S. Managed Volatility Fund.

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the U.S. Managed Volatility Fund, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
LSV Asset Management	Josef Lakonishok	Since 2010	Partner, Chief Executive Officer, Chief Investment Officer, Portfolio Manager

	Menno Vermeulen	Since 2010	Partner, Portfolio Manager, Senior Quantitative Analyst

	Puneet Mansharamani	Since 2010	Partner, Portfolio Manager, Senior Quantitative Analyst

In addition, in the sub-section entitled "U.S. Managed Volatility Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

LSV Asset Management: LSV Asset Management (LSV), located at 155 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the U.S. Managed Volatility Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the U.S. Managed Volatility's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

There are no other changes in the portfolio management of the U.S. Managed Volatility Fund.

Change in Sub-Advisers for the Tax-Managed Managed Volatility Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Tax-Managed Managed Volatility Fund.

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Tax-Managed Managed Volatility Fund, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
LSV Asset Management	Josef Lakonishok	Since 2010	Partner, Chief Executive Officer, Chief Investment Officer, Portfolio Manager

	Menno Vermeulen	Since 2010	Partner, Portfolio Manager, Senior Quantitative Analyst

	Puneet Mansharamani	Since 2010	Partner, Portfolio Manager, Senior Quantitative Analyst

In addition, in the sub-section entitled "Tax-Managed Managed Volatility Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

LSV Asset Management: LSV Asset Management (LSV), located at 155 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Tax-Managed Managed Volatility Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the Tax-Managed Managed Volatility's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

There are no other changes in the portfolio management of the Tax-Managed Managed Volatility Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-705 (12/10)

SEI INSTITUTIONAL MANAGED TRUST

U.S. Managed Volatility Fund

Supplement Dated December 3, 2010
to the Class I Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Advisers for the U.S. Managed Volatility Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the U.S. Managed Volatility Fund.

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the U.S. Managed Volatility Fund, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
LSV Asset Management	Josef Lakonishok	Since 2010	Partner, Chief Executive Officer, Chief Investment Officer, Portfolio Manager

	Menno Vermeulen	Since 2010	Partner, Portfolio Manager, Senior Quantitative Analyst

	Puneet Mansharamani	Since 2010	Partner, Portfolio Manager, Senior Quantitative Analyst

In addition, in the sub-section entitled "U.S. Managed Volatility Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

LSV Asset Management: LSV Asset Management (LSV), located at 155 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the U.S. Managed Volatility Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the U.S. Managed Volatility's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

There are no other changes in the portfolio management of the U.S. Managed Volatility Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-706 (12/10)

SEI INSTITUTIONAL MANAGED TRUST

U.S. Managed Volatility Fund
Tax-Managed Managed Volatility Fund

Supplement Dated December 3, 2010
to the Statement of Additional Information ("SAI") Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Sub-Advisers for the U.S. Managed Volatility and Tax-Managed Managed Volatility Funds

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the U.S. Managed Volatility and Tax-Managed Managed Volatility Funds.

In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

LSV ASSET MANAGEMENT—LSV Asset Management ("LSV") serves as a sub-adviser to a portion of the assets of the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap, Tax-Managed Small Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 9 years. LSV is organized as a Delaware general partnership. An affiliate of SIMC owns an interest in LSV.

In addition, in the sub-section entitled "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

LSV

Compensation. SIMC pays LSV a fee based on the assets under management of the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap, Tax-Managed Small Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds as set forth in an investment sub-advisory agreement between LSV and SIMC. LSV pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap, Tax-Managed Small Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. The following information relates to the period ended September 30, 2010.

LSV's portfolio managers' compensation consists of a fixed salary and discretionary bonus. Each of the portfolio managers is a partner of LSV and thereby receives a portion of the overall profit of the firm as part of his ownership interests. The bonus is based upon the profitability of the firm and individual performance. None of the portfolio managers' compensation is based on the performance of, or the value of assets held in, the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap, Tax-Managed Small Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds.

Individual performance is subjective and may be based on a number of factors, such as the individual's leadership and contribution to the strategic planning and development of the investment group. The portfolio managers' compensation is not tied to any one account, including the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap, Tax-Managed Small Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds, and bonuses are not awarded or calculated based upon performance.

Ownership of Fund Shares. LSV's portfolio managers have the opportunity to participate in the 401(k) plan sponsored by SEI Investments. Such plan could utilize some of the funds offered by the Trust. As such, as of the end of the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap, Tax-Managed Small Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds' most recently completed fiscal year, LSV's portfolio managers may beneficially own shares of the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap, Tax-Managed Small Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds.

Other Accounts. As of September 30, 2010, in addition to the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap, Tax-Managed Small Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds, LSV's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Josef Lakonishok, Menno Vermeulen and Puneet Mansharamani	22	$6,494,429,759	36	$7,821,667,935	448		$42,264,666,886
					29	*	$5,227,847,717

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. The portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap, Tax-Managed Small Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include separate accounts and other pooled investment vehicles. The Other Accounts might have similar investment objectives as the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap, Tax-Managed Small Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap, Tax-Managed Small Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, LSV does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, LSV believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap, Tax-Managed Small Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. Because of their positions with the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap, Tax-Managed Small Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds, the portfolio managers know the size, timing, and possible market impact of Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap, Tax-Managed Small Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap, Tax-Managed Small Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. However, LSV has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap, Tax-Managed Small Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap, Tax-Managed Small Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. This conflict of interest may be exacerbated to the extent that LSV or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the Large Cap, Large Cap Value, Small Cap Value Tax-Managed Large Cap, Tax-Managed Small Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. Notwithstanding this theoretical conflict of interest, it is LSV's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, LSV has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap, Tax-Managed Small Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds, such an approach might not be suitable for the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap, Tax-Managed Small Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds given their investment objectives and related restrictions.

The same team of portfolio managers is responsible for the day-to-day management of all of LSV's accounts. A potential conflict of interest could arise in relation to accounts with a performance-based fee relative to other accounts in the same strategy without a performance-based fee, and accounts in which the Portfolio Managers may be invested. LSV has policies and procedures to monitor for this potential conflict and designed to ensure that investment opportunities are fairly allocated to all clients.

There are no other changes in the portfolio management of the U.S. Managed Volatility or Tax-Managed Managed Volatility Funds.

PLEASE RETAIN THIS SUPPLENT FOR FUTURE REFERENCE

SEI-F-707 (12/10)